Note 3 - Fair Value Measurements - Schedule of Fair Value Measurements (Details) - EBP 43-1804048 003 [Member] - USD ($)	Dec. 31, 2025	Dec. 31, 2024
Investments, Fair Value	$ 611,801,415	$ 541,264,001
Mutual Fund [Member]
Investments, Fair Value	556,075,039	494,289,154
Common Stock [Member]
Investments, Fair Value	20,901,785	19,740,148
Money Market Funds [Member]
Investments, Fair Value	17,415,320	15,219,032
EBP, Self-Directed Brokerage Account [Member]
Investments, Fair Value	17,409,271	12,015,667
Fair Value, Inputs, Level 1 [Member]
Investments, Fair Value	611,801,415	541,264,001
Fair Value, Inputs, Level 1 [Member] | Mutual Fund [Member]
Investments, Fair Value	556,075,039	494,289,154
Fair Value, Inputs, Level 1 [Member] | Common Stock [Member]
Investments, Fair Value	20,901,785	19,740,148
Fair Value, Inputs, Level 1 [Member] | Money Market Funds [Member]
Investments, Fair Value	17,415,320	15,219,032
Fair Value, Inputs, Level 1 [Member] | EBP, Self-Directed Brokerage Account [Member]
Investments, Fair Value	17,409,271	12,015,667
Fair Value, Inputs, Level 2 [Member]
Investments, Fair Value	0	0
Fair Value, Inputs, Level 2 [Member] | Mutual Fund [Member]
Investments, Fair Value	0	0
Fair Value, Inputs, Level 2 [Member] | Common Stock [Member]
Investments, Fair Value	0	0
Fair Value, Inputs, Level 2 [Member] | Money Market Funds [Member]
Investments, Fair Value	0	0
Fair Value, Inputs, Level 2 [Member] | EBP, Self-Directed Brokerage Account [Member]
Investments, Fair Value	0	0
Fair Value, Inputs, Level 3 [Member]
Investments, Fair Value	0	0
Fair Value, Inputs, Level 3 [Member] | Mutual Fund [Member]
Investments, Fair Value	0	0
Fair Value, Inputs, Level 3 [Member] | Common Stock [Member]
Investments, Fair Value	0	0
Fair Value, Inputs, Level 3 [Member] | Money Market Funds [Member]
Investments, Fair Value	0	0
Fair Value, Inputs, Level 3 [Member] | EBP, Self-Directed Brokerage Account [Member]
Investments, Fair Value	$ 0	$ 0